Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Automobiles-3.01%
Lucid Group, Inc.(b)	22,417,205	$153,109,510
Rivian Automotive, Inc., Class A(b)	12,181,257	224,500,567
Tesla, Inc.(b)	32,471,189	3,999,801,061
		4,377,411,138
Beverages-3.23%
Keurig Dr Pepper, Inc.	18,893,004	673,724,522
Monster Beverage Corp.(b)	6,960,117	706,660,679
PepsiCo, Inc.	18,378,845	3,320,322,138
		4,700,707,339
Biotechnology-4.88%
Amgen, Inc.	7,118,039	1,869,481,763
Biogen, Inc.(b)	1,921,003	531,964,151
Gilead Sciences, Inc.	16,731,718	1,436,417,990
Moderna, Inc.(b)	5,125,000	920,552,500
Regeneron Pharmaceuticals, Inc.(b)	1,428,514	1,030,658,566
Seagen, Inc.(b)	2,476,800	318,293,568
Vertex Pharmaceuticals, Inc.(b)	3,424,304	988,870,509
		7,096,239,047
Commercial Services & Supplies-0.69%
Cintas Corp.	1,354,633	611,779,356
Copart, Inc.(b)	6,353,924	386,890,432
		998,669,788
Communications Equipment-1.80%
Cisco Systems, Inc.	54,802,654	2,610,798,437
Electric Utilities-1.45%
American Electric Power Co., Inc.	6,855,029	650,885,004
Constellation Energy Corp.	4,362,408	376,083,194
Exelon Corp.	13,256,654	573,085,152
Xcel Energy, Inc.	7,300,385	511,829,992
		2,111,883,342
Energy Equipment & Services-0.27%
Baker Hughes Co., Class A	13,359,684	394,511,468
Entertainment-2.27%
Activision Blizzard, Inc.	10,440,361	799,209,635
Electronic Arts, Inc.	3,682,962	449,984,297
Netflix, Inc.(b)	5,936,647	1,750,598,467
Warner Bros Discovery, Inc.(b)	32,395,186	307,106,363
		3,306,898,762
Food & Staples Retailing-2.15%
Costco Wholesale Corp.	5,904,414	2,695,364,991
Walgreens Boots Alliance, Inc.	11,536,690	431,010,738
		3,126,375,729
Food Products-1.29%
Kraft Heinz Co. (The)	16,340,715	665,230,508
Mondelez International, Inc., Class A	18,217,454	1,214,193,309
		1,879,423,817
Health Care Equipment & Supplies-1.72%
Align Technology, Inc.(b)	1,042,038	219,765,814
DexCom, Inc.(b)	5,152,750	583,497,410
IDEXX Laboratories, Inc.(b)	1,104,795	450,712,168
Intuitive Surgical, Inc.(b)	4,714,209	1,250,915,358
		2,504,890,750
Hotels, Restaurants & Leisure-2.51%
Airbnb, Inc., Class A(b)	5,312,676	454,233,798
Booking Holdings, Inc.(b)	517,462	1,042,830,819
	Shares	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc., Class A	4,222,690	$628,716,314
Starbucks Corp.	15,311,817	1,518,932,247
		3,644,713,178
Industrial Conglomerates-1.32%
Honeywell International, Inc.	8,968,861	1,922,026,912
Interactive Media & Services-10.10%
Alphabet, Inc., Class A(b)	62,601,553	5,523,335,021
Alphabet, Inc., Class C(b)	62,582,352	5,552,932,093
Meta Platforms, Inc., Class A(b)	29,997,565	3,609,906,972
		14,686,174,086
Internet & Direct Marketing Retail-7.26%
Amazon.com, Inc.(b)	104,903,563	8,811,899,292
eBay, Inc.	7,239,167	300,208,256
JD.com, Inc., ADR (China)	6,480,499	363,750,409
MercadoLibre, Inc. (Brazil)(b)	670,949	567,783,882
Pinduoduo, Inc., ADR (China)(b)	6,244,259	509,219,321
		10,552,861,160
IT Services-2.89%
Automatic Data Processing, Inc.	5,533,872	1,321,820,666
Cognizant Technology Solutions Corp., Class A	6,855,800	392,083,202
Fiserv, Inc.(b)	8,471,383	856,202,680
Paychex, Inc.	4,807,811	555,590,639
PayPal Holdings, Inc.(b)	15,208,167	1,083,125,654
		4,208,822,841
Life Sciences Tools & Services-0.29%
Illumina, Inc.(b)	2,098,412	424,298,906
Machinery-0.32%
PACCAR, Inc.	4,639,279	459,149,443
Media-2.08%
Charter Communications, Inc., Class A(b)	2,076,699	704,208,631
Comcast Corp., Class A	57,548,931	2,012,486,117
Sirius XM Holdings, Inc.	51,886,964	303,019,870
		3,019,714,618
Multiline Retail-0.29%
Dollar Tree, Inc.(b)	2,950,643	417,338,946
Oil, Gas & Consumable Fuels-0.22%
Diamondback Energy, Inc.	2,347,852	321,139,197
Pharmaceuticals-0.38%
AstraZeneca PLC, ADR (United Kingdom)	8,149,711	552,550,406
Professional Services-0.54%
CoStar Group, Inc.(b)	5,425,315	419,268,343
Verisk Analytics, Inc.	2,086,243	368,054,990
		787,323,333
Road & Rail-0.89%
CSX Corp.	28,046,433	868,878,494
Old Dominion Freight Line, Inc.	1,473,843	418,247,167
		1,287,125,661
Semiconductors & Semiconductor Equipment-14.95%
Advanced Micro Devices, Inc.(b)	21,509,071	1,393,142,529
Analog Devices, Inc.	6,794,100	1,114,436,223
Applied Materials, Inc.	11,476,678	1,117,598,904
ASML Holding N.V., New York Shares (Netherlands)	1,178,529	643,948,246
Broadcom, Inc.	5,402,788	3,020,860,854
Enphase Energy, Inc.(b)	1,813,245	480,437,395
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2022
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GLOBALFOUNDRIES, Inc.(b)	7,271,374	$391,854,345
Intel Corp.	55,054,743	1,455,096,857
KLA Corp.	1,890,549	712,793,689
Lam Research Corp.	1,819,319	764,659,776
Marvell Technology, Inc.	11,373,828	421,286,589
Microchip Technology, Inc.	7,337,212	515,439,143
Micron Technology, Inc.	14,502,982	724,859,040
NVIDIA Corp.	32,816,721	4,795,835,607
NXP Semiconductors N.V. (China)	3,456,898	546,293,591
QUALCOMM, Inc.	14,954,268	1,644,072,224
Texas Instruments, Inc.	12,107,162	2,000,345,306
		21,742,960,318
Software-18.38%
Adobe, Inc.(b)	6,201,847	2,087,107,571
ANSYS, Inc.(b)	1,162,099	280,751,498
Atlassian Corp., Class A(b)	1,977,980	254,526,466
Autodesk, Inc.(b)	2,879,593	538,109,544
Cadence Design Systems, Inc.(b)	3,659,425	587,850,032
Crowdstrike Holdings, Inc., Class A(b)	2,911,913	306,595,320
Datadog, Inc., Class A(b)	3,895,994	286,355,559
Fortinet, Inc.(b)	10,421,690	509,516,424
Intuit, Inc.	3,747,596	1,458,639,315
Microsoft Corp.	76,335,623	18,306,809,108
Palo Alto Networks, Inc.(b)	4,033,460	562,829,008
Synopsys, Inc.(b)	2,039,862	651,307,538
	Shares	Value
Software-(continued)
Workday, Inc., Class A(b)	2,694,712	$450,906,159
Zoom Video Communications, Inc., Class A(b)	3,277,044	221,986,961
Zscaler, Inc.(b)	1,923,807	215,274,003
		26,718,564,506
Specialty Retail-0.85%
O’Reilly Automotive, Inc.(b)	834,780	704,579,363
Ross Stores, Inc.	4,629,879	537,390,056
		1,241,969,419
Technology Hardware, Storage & Peripherals-11.76%
Apple, Inc.	131,569,985	17,094,888,151
Textiles, Apparel & Luxury Goods-0.36%
lululemon athletica, inc.(b)	1,631,554	522,717,270
Trading Companies & Distributors-0.25%
Fastenal Co.	7,640,714	361,558,586
Wireless Telecommunication Services-1.60%
T-Mobile US, Inc.(b)	16,597,194	2,323,607,160
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $208,519,331,998)		145,397,313,714
OTHER ASSETS LESS LIABILITIES-0.00%		3,158,432
NET ASSETS-100.00%		$145,400,472,146

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2022, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.